Summary of Significant Accounting Policies - Major Charters (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Navig8 Chemicals Shipping and Trading Co. ("Navig8")
Concentration Risk [Line Items]
Credit Risk Concentration Percentage	35.20%	28.80%	22.40%
Shell Tankers Singapore Private LTD ("Shell")
Concentration Risk [Line Items]
Credit Risk Concentration Percentage	13.60%
Mansel LTD ("Mansel")
Concentration Risk [Line Items]
Credit Risk Concentration Percentage	10.80%
Dalian Ocean Shipping Co. ("DOSCO")
Concentration Risk [Line Items]
Credit Risk Concentration Percentage		22.40%	32.00%